Leases - Narrative (Details)	12 Months Ended
Dec. 31, 2021
Lessee, Lease, Description [Line Items]
Remaining lease term of leases	1 year
Maximum
Lessee, Lease, Description [Line Items]
Remaining lease term of leases	6 years